Regulatory Matters - Annual Electric Transmission Filings (Details) - 2021 Transmission Formula Rate Annual Update [Domain] - USD ($) $ in Millions	May 28, 2021	May 14, 2021	May 10, 2021	Apr. 16, 2021
Commonwealth Edison Co [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount				$ 33
Annual Reconciliation Increase (Decrease)				12
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount				$ 45
Public Utilities, Approved Equity Capital Structure, Percentage				8.20%
Public Utilities, Approved Return on Equity, Percentage				11.50%
Cap on Equity Component of Rate of Return on Common Equity in Federal Energy Regulatory Committee Complaint				55.00%
PECO Energy Co [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount	$ (2)
Annual Reconciliation Increase (Decrease)	26
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount	$ 24
Public Utilities, Approved Equity Capital Structure, Percentage	7.37%
Public Utilities, Approved Return on Equity, Percentage	10.35%
Cap on Equity Component of Rate of Return on Common Equity in Federal Energy Regulatory Committee Complaint	55.75%
Baltimore Gas and Electric Company [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount			$ 38
Annual Reconciliation Increase (Decrease)			27
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount			$ 65
Public Utilities, Approved Equity Capital Structure, Percentage			7.35%
Public Utilities, Approved Return on Equity, Percentage			10.50%
Potomac Electric Power Company [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ (9)
Annual Reconciliation Increase (Decrease)		21
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount		$ 12
Public Utilities, Approved Equity Capital Structure, Percentage		7.68%
Public Utilities, Approved Return on Equity, Percentage		10.50%
Delmarva Power & Light Company [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 19
Annual Reconciliation Increase (Decrease)		33
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount		$ 52
Public Utilities, Approved Equity Capital Structure, Percentage		7.20%
Public Utilities, Approved Return on Equity, Percentage		10.50%
Atlantic City Electric Company [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 27
Annual Reconciliation Increase (Decrease)		24
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount		$ 51
Public Utilities, Approved Equity Capital Structure, Percentage		7.45%
Public Utilities, Approved Return on Equity, Percentage		10.50%